Operating Lease Right-of-Use Asset and Operating Lease Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Operating Lease Right-of-Use Asset and Operating Lease Liability [Abstract]
Schedule of Base Rent Amount Over Term of Lease	The following table illustrates the base monthly rent amounts over the remaining term of the lease:
Base
Rent Periods	Rent
January 1, 2024 to August 31, 2024	$5,739
September 1, 2024 to August 31, 2025	$5,891
September 1, 2025 to August 31, 2026	$6,048
September 1, 2026 to August 31, 2027	$6,210
The following table illustrates the base monthly rent amounts over the remaining term of the lease:
Base
Rent Periods	Rent
January 1, 2024 to August 31, 2024	$5,739
September 1, 2024 to August 31, 2025	$5,891
September 1, 2025 to August 31, 2026	$6,048
September 1, 2026 to August 31, 2027	$6,210

Schedule of Right-of-Use Asset	Right-of-use asset is summarized below:
	March 31,	December 31,
	2024	2023
Office lease	$456,819	$371,832
Equipment lease	5,611	5,676
Less: accumulated amortization	(251,137)	(153,192)
Right-of-use asset, net	$211,293	$224,316

Right-of-use asset is summarized below:
	December 31,	December 31,
	2023	2022
Office lease	$371,832	$456,819
Equipment lease	5,676	2,063
Less: accumulated amortization	(153,192)	(119,268)
Right-of-use asset, net	$224,316	$339,614

Schedule of Operating Lease Liability	Operating lease liability is summarized below:
	March 31,	December 31,
	2024	2023
Office lease	$221,063	$229,433
Equipment lease	1,050	5,676
Less: current portion	(61,245)	(59,765)
Long term portion	160,868	175,344
Operating lease liability is summarized below:
	December 31,	December 31,
	2023	2022
Office lease	$229,433	$348,081
Equipment lease	5,676	2,063
Less: current portion	(59,765)	(67,052)
Long term portion	175,344	283,092

Schedule of Maturity Lease Liability	Maturity of the lease liability is as follows:
March 31,
2024
Fiscal year ending December 31, 2024	$91,335
Fiscal year ending December 31, 2025	93,837
Fiscal year ending December 31, 2026	88,269
Fiscal year ending December 31, 2027	49,677
323,118
Present value discount	(101,005)
Lease liability	$222,113
Maturity of the lease liability is as follows:
December 31,
2023
Fiscal year ending December 31, 2024	$69,477
Fiscal year ending December 31, 2025	71,323
Fiscal year ending December 31, 2026	73,223
Fiscal year ending December 31, 2027	49,677
263,700
Present value discount	(28,591)
Lease liability	$235,109